Investment security	12 Months Ended
Dec. 31, 2015
Investment security [Abstract]
Investment security
9.	Investment security

As of December 31,
2015
RMB
Purchase on May 6, 2015	172,639
Unrealized loss	(46,480)
Unrealized exchange difference	9,793
Balance at December 31, 2015	135,952

On May 6, 2015, the Company entered into a share purchase agreement to acquire 2% equity stake in IT'S SKIN CO., LTD. (“IT'S SKIN”), a South Korean company engaged in the sale of beauty products, for a total cash consideration of RMB172,639. Such investment is accounted for under the cost method at initial recognition.

IT'S SKIN listed on the KOSPI market in December 28, 2015. Therefore the investment was reclassified as available-for-sale investment which is reported at fair value with unrealized gains or losses recorded in accumulated other comprehensive income in consolidated statements of shareholders' equity.